BALANCE SHEET DETAILS - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment
Total	$ 21,769	$ 20,801
Less: accumulated depreciation	(21,060)	(20,325)
Total Property, plant and equipment, net	709	476
Leasehold improvements
Property, Plant and Equipment
Total	1,554	1,504
Automobiles
Property, Plant and Equipment
Total	259	239
Computers and Software
Property, Plant and Equipment
Total	2,889	2,756
Equipment and Furniture
Property, Plant and Equipment
Total	$ 17,067	$ 16,302